Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 4,722,795	$ 6,029,067	$ 5,475,158
Government grant receivable			134,025
Prepaid expenses	242,722	199,116	166,221
Total current assets	4,965,517	6,228,183	5,775,404
Property and equipment, net	14,366	12,186	45,573
Deposits	8,888	8,888	10,511
Total assets	4,988,771	6,249,257	5,831,488
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	350,329	263,934	105,933
Accrued expenses and other liabilities	528,962	569,867	193,028
Total current liabilities	879,291	833,801	298,961
Accrued expenses and other liabilities, non-current	21,845	9,518	14,748
Warrants liability, at fair value	1,371,033	1,645,240
Total liabilities	2,272,169	2,488,559	313,709
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	24,742	24,701	19,395
Additional paid-in capital	41,883,663	41,838,614	37,209,939
Deficit accumulated during the development stage	(39,191,803)	(38,102,617)	(31,711,555)
Total stockholders' equity	2,716,602	3,760,698	5,517,779
Total liabilities and stockholders' equity	$ 4,988,771	$ 6,249,257	$ 5,831,488